Note 5 - Warrants (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Warrants [Abstract]
Outstanding Warrants
	Number of Warrants	Weighted Average Exercise Price
December 31, 2020	371,340	$7.28
Granted	150,000	8.75
Exercised	(119,361)	2.03
Forfeited, Canceled	(102,460)	20.40
March 31, 2021	299,519	$5.62

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2018	528,054	$10.90
Forfeited, Canceled	(200,801)	14.18
Outstanding at December 31, 2019	327,253	8.89
Granted	871,630	2.11
Exercised	(827,543)	2.03
Outstanding at December 31, 2020	371,340	$7.28